Segment information (Details 2)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Supplier G
Supplier accounting for more than 5% of Group's purchases	0%	5	0%
Supplier A
Supplier accounting for more than 5% of Group's purchases	42	33	42
Supplier B
Supplier accounting for more than 5% of Group's purchases	23	21	13
Supplier C
Supplier accounting for more than 5% of Group's purchases	7	6	6
Supplier D
Supplier accounting for more than 5% of Group's purchases	5	5	6
Supplier E
Supplier accounting for more than 5% of Group's purchases	0	0%	5
Supplier F
Supplier accounting for more than 5% of Group's purchases	0%	5	0%